Finance Lease Receivables	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
FINANCE LEASE RECEIVABLES
FINANCE LEASE RECEIVABLES

The Company provides financing arrangements to customers purchasing its products. These financing arrangements are largely classified and accounted for as sales-type leases.

The following table presents finance lease receivables sold by the Company for the years ended December 31:

	2014	2013	2012
Finance lease receivables sold	$21,958	$—	$50,225

The following table presents the components of finance lease receivables as of December 31:

	2014	2013
Gross minimum lease receivable	$161,241	$109,312
Allowance for credit losses	(385)	(439)
Estimated unguaranteed residual values	6,057	6,979
	166,913	115,852
Less:
Unearned interest income	(1,266)	(9,345)
Unearned residuals	(7,345)	(1,016)
	(8,611)	(10,361)
Total	$158,302	$105,491

Future minimum payments due from customers under finance lease receivables as of December 31, 2014 are as follows:

2015	$59,466
2016	56,226
2017	36,943
2018	4,521
2019	2,050
Thereafter	2,035
$161,241